Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2018	Nov. 02, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Acacia Diversified Holdings, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		21,653,625
Amendment Flag	false
Entity Central Index Key	0001001463
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false